Income Taxes - Unrecognized Tax Benefits Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits at beginning of period	$ 106	$ 202	$ 280
Additions based on tax positions related to the current year	0	0	0
Additions to tax positions of prior years	0	4	33
Settlements	0	(100)	(111)
Expiration of the applicable statute of limitations	(23)	0	0
Reductions to tax positions of prior years	(4)	0	0
Unrecognized tax benefits at end of period	$ 79	$ 106	$ 202